9. Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related Party Transactions Details
Beginning balance	$ 4,503	$ 5,674
New loans	5,879	6,048
Repayments	(6,703)	(7,219)
Ending balance	$ 3,679	$ 4,503